Right of Use Asset and Operating Lease Liability (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of right of use assets [Table Text Block]
	2025	2024

Cost	$12,704	$12,465
Accumulated amortization	(7,158)	(4,877)
Net carrying value	$5,546	$7,588

Schedule of lease liabilities [Table Text Block]
	2025	2024

Current	$2,645	$2,304
Non-current	3,095	5,334
	$5,740	$7,638

Schedule of weighted average discount rate and remaining lease term of lease liability [Table Text Block]
	2025	2024

Weighted average discount rate	6.00%	6.00%
Weighted average remaining lease term (in years)	2.42	3.39

Schedule of future minimum lease payments [Table Text Block]
	2025	2024

2025	$-	$2,680
2026	2,900	2,576
2027	2,014	1,900
2028	981	1,005
2029	251	245
Total undiscounted lease liabilities	6,146	8,406
Interest on lease liabilities	(406)	(768)
Total present value of minimum lease payments	$5,740	$7,638
Lease liability - current portion	$2,645	$2,304
Lease liability	$3,095	$5,334

Schedule of components of lease costs [Table Text Block]
	2025	2024

Variable lease costs (CPI adjustments)	$281	$176
Operating lease costs:
Depreciation of lease assets	2,402	2,181
Interest on lease liabilities	392	511
Total lease costs	$3,075	$2,868

Schedule of cash flows of lease liabilities [Table Text Block]
	2025	2024

Cash flows from operating leases	$2,794	$2,687